LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating Lease, Expense	$ 108,884	$ 85,025
Operating Lease, Weighted Average Remaining Lease Term	1 year 11 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	5.50%